Additional Information - Condensed Financial Statements of the Parent Company - Summary of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash used in operating activities	¥ 40,000	$ 6,130	¥ (95,753)	¥ 13,962
Net cash used in investing activities
Net cash used in investing activities	(94,559)	(14,492)	(29,370)	(17,375)
Net cash generated from financing activities
Proceeds from issuance of ordinary shares, net	259,043	39,700
Proceeds from excercise of vested share options	2
Net cash generated from financing activities	298,046	45,677
Effect of exchange rate changes on cash,cash equivalents and restricted cash	(7,038)	(1,079)	2,228	2,508
Net increase/(decrease) in cash, cash equivalents and restricted cash	236,445	36,236	(122,895)	(905)
Cash and cash equivalents at beginning of the year	82,709	12,676	205,604	206,509
Cash, cash equivalents and restricted cash at end of the year	319,154	$ 48,912	82,709	205,604
Parent Company [Member]
Net cash used in operating activities	(8,076)		(15,239)	(991)
Net cash used in investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(113,197)		(21,094)
Net cash used in investing activities	(113,197)		(21,094)
Net cash generated from financing activities
Proceeds from issuance of ordinary shares, net	259,043
Proceeds from excercise of vested share options	2
Net cash generated from financing activities	259,045
Effect of exchange rate changes on cash,cash equivalents and restricted cash	(5,695)		941	2,531
Net increase/(decrease) in cash, cash equivalents and restricted cash	132,077		(35,392)	1,540
Cash and cash equivalents at beginning of the year	16,845		52,237	50,697
Cash, cash equivalents and restricted cash at end of the year	¥ 148,922		¥ 16,845	¥ 52,237